Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current taxes:
Federal	$ 186	$ 214	$ 239
State	4	4	6
Foreign		(1)	1
Deferred taxes:
Federal	22	65	53
Foreign	27	(14)	(15)
Provision for income taxes as shown on the Statement of Earnings	$ 239	$ 268	$ 284